Income Taxes - Summary of Reconciliation of Theoretical Income Tax Based on the Russian Statutory Income Tax Rate and Actual Tax (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income tax	₽ (22,034)	₽ (19,579)	₽ (5,588)
Income tax benefit calculated at Russia's statutory tax rate (20%)	4,407	3,915	1,118
Effect of unrecognized deferred tax assets	(3,669)	(3,463)	(1,100)
Effect of non-deductible expenses in determining taxable profit	(559)	(234)	(94)
Effect of accrued tax provision	0	37	(10)
Effect of foreign exchange loss that is exempt from taxation	(409)	(39)	13
Income tax (expense) / benefit for the year	₽ (230)	₽ 216	₽ (73)